LICENSE AND SECURITIES PURCHASE AGREEMENTS - HST/GLORIA	12 Months Ended
Dec. 31, 2024
License And Securities Purchase Agreements [Abstract]
LICENSE AND SECURITIES PURCHASE AGREEMENTS – HST/GLORIA
NOTE 16 – LICENSE AND SECURITIES PURCHASE AGREEMENTS – HST/GLORIA

In October 2023, the Company closed on a license agreement (the “Gloria License Agreement”) with Hong Seng Technology Limited (“HST”) and Guangzhou Gloria Biosciences Co., Ltd. (“Gloria” and together with HST, the “Gloria Licensee”), pursuant to which the Company granted HST an exclusive, royalty-bearing, sublicensable license to develop and commercialize motixafortide in Asia (other than Israel and certain other countries) (collectively, the “Gloria Territory”) and to engage and authorize Gloria to perform services under the Gloria License Agreement in the Gloria Territory. In addition, the Company granted the Gloria Licensee a first offer right with respect to the grant of certain rights in motixafortide outside of the Gloria Territory.

Pursuant to the terms of the Gloria License Agreement, the Gloria Licensee paid an upfront payment of $15 million, which was received by the Company at closing. The Company is also entitled to up to $49 million based on the achievement of certain development and regulatory milestones in China and Japan, and up to $197 million in sales milestones based on defined sales targets of motixafortide in the Gloria Territory. In addition, the Company is eligible to receive tiered double-digit royalties (ranging from 10-20%), on a country-by-country basis until the longer of (i) fifteen years from the date of the first sale of motixafortide by the Gloria Licensee, (ii) the last to expire valid claim of any licensed patents with respect to motixafortide in such country and (iii) the expiration of motixafortide’s orphan drug status in such country. The royalties payable by Gloria Licensee are to be reduced by 50% following the end of the initial royalty term and are also to be reduced upon the occurrence of certain events, including, on a country-by-country basis, the entry of a generic product in such country.

In addition, in October 2023, the Company closed on a securities purchase agreement (the “Gloria Purchase Agreement”) with HST and Gloria, pursuant to which the Company issued in a private placement an aggregate of 170,728 ADSs of the Company, at a purchase price of $85.44 per ADS. Aggregate gross proceeds from the sale were approximately $14.6 million, with related issuance costs amounting to approximately $0.9 million. No warrants were issued in the transaction.

In accordance with IFRS 15, both agreements have been treated as a single unit of account, with the consideration combined and subsequently allocated between the Gloria Purchase Agreement and the Gloria License Agreement. Of the total consideration amounting to $29.6 million, $12.0 million were allocated to the Purchase Agreement, and $17.6 million were allocated to the Gloria License Agreement. Costs in the amount of $0.7 million directly attributable to the Purchase Agreement were recognized as a reduction in equity.

The Company identified the following performance obligations in the contract, each to be recognized separately: (1) stem-cell mobilization (“SCM”) license; (2) SCM support services; and (3) pancreatic cancer (“PDAC”) license and related support services.

With regard to PDAC, the Company determined that the license, together with the associated support services, should be combined into a single performance obligation, since the Licensee cannot benefit from the license without the associated support services. The support services are highly specialized for the licensed product in this indication. Licensing rights for other indications and related support were deemed immaterial.

The fixed transaction price has been allocated among the performance obligations based on similar price offers received by the Company, with the assistance of a valuation specialist. The variable consideration related to the performance obligations was not taken into account in the fixed transaction price due to uncertainty.

Revenue has been recognized in the Company’s financial statements as follows:

a.	Revenue for the SCM license was recognized in the fourth quarter of 2023, upon transfer of control over the license to the licensee, in the amount of $2.0 million.

b.
Revenue from providing the SCM support services has been recognized using the input method, which is based on costs incurred and labor hours expended, resulting in straight-line revenue recognition for the year ended December 31, 2024 totaling $0.1 million.

c.
Revenue from the PDAC performance obligation has been recognized over time, with the percentage of completion determined based on support hours incurred, with a total amount of $15.5 million recognized for the year ended December 31, 2024.

Based on the above methodology, as well as the achievement of a specific regulatory milestone, the Company recognized revenues from the license agreement of $4.6 million and $15.0 million for the years ended December 31, 2023 and 2024, respectively. Due to a delay in payment of $2.4 million to be received from the Gloria Licensee during 2024, a provision for doubtful accounts receivable in the amount of $0.8 million was recorded in the fourth quarter of 2024.